Long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Outstanding principal	$ 485,702	$ 341,097
Total debt	480,303	332,648
Less: Current portion of long-term debt	(45,458)	(32,208)
Long-term debt	434,845	300,440
Lampung Facility [Member]
Debt Instrument [Line Items]
Lampung facility unamortized debt issuance cost	(7,494)	(9,357)
Total debt	147,652	164,851
Gallant facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	552	908
Total debt	154,295	167,797
Grace facility [Member]
Debt Instrument [Line Items]
Debt Instrument Unamortized Premium	1,543	0
Total debt	178,356	0
FSRU tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	31,164	35,340
Commercial tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	120,743	130,222
Commercial tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Outstanding principal	146,063	0
Export Credit Tranche [Member] | Lampung Facility [Member]
Debt Instrument [Line Items]
Outstanding principal	123,982	138,868
Export Credit Tranche [Member] | Gallant facility [Member]
Debt Instrument [Line Items]
Outstanding principal	33,000	36,667
Export Credit Tranche [Member] | Grace facility [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 30,750	$ 0